LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands		12 Months Ended
	May 11, 2020	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2015
LONG-TERM INVESTMENTS
Equity investments with readily determinable fair value		¥ 51,524	¥ 51,524
Concord Healthcare Singapore Pte. Ltd
LONG-TERM INVESTMENTS
Percentage of equity interest sold		8.73	10
Equity investments with readily determinable fair value		¥ 22,925	¥ 22,925
Impairment		¥ 0	¥ 0
Percentage of interest held after disposal	10.00%	8.73%
Legion Healthcare Partners LLC
LONG-TERM INVESTMENTS
Percentage of equity interest sold		5.83	5.83	5.83
Equity investments with readily determinable fair value		¥ 6,439	¥ 6,439
Impairment		¥ 0	¥ 0
Allcure Information
LONG-TERM INVESTMENTS
Percentage of equity interest sold		9.6	9.6		9.6	20
Equity investments with readily determinable fair value		¥ 22,160	¥ 22,160
Impairment		¥ 0	¥ 0